Investments and loan receivable	6 Months Ended
Jun. 30, 2022
Investments and loan receivable
Investments and loan receivable

Note 5 - Investments and loan receivable

Investments and loan receivable comprised the following:

	At June 30,	At December 31,
	2022	2021
Loan receivable	$—	$39.7
	$—	$39.7

Equity investments	$210.6	$235.1
Warrants	2.6	0.8
	$213.2	$235.9

(a)	Equity investments

Equity investments comprised the following:

	At June 30,	At December 31,
	2022	2021
Labrador Iron Ore Royalty Corporation ("LIORC")	$139.3	$187.4
SLM California	37.4	—
Other	33.9	47.7
	$210.6	$235.1

During the six months ended June 30, 2022, the Company disposed of equity investments with a cost of $1.1 million (H1 2021 - $4.6 million) for gross proceeds of $1.7 million (H1 2021 - $12.7 million).

The change in the fair value of equity investments recognized in other comprehensive income for the periods ended June 30, 2022 and 2021 were as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2022	2021	2022	2021
(Loss) gain on changes in the fair value of equity investments at FVTOCI	$(88.4)	$53.5	$(65.8)	$74.9
Income tax recovery (expense) in other comprehensive income	11.6	(6.8)	8.7	(9.6)
(Loss) gain on changes in the fair value of equity investments at FVTOCI, net of income tax	$(76.8)	$46.7	$(57.1)	$65.3

(b)	Loan receivable

The loan receivable was extended to Noront Resources Ltd. (“Noront”) as part of the Company’s acquisition of royalty rights in the Ring of Fire mining district of Ontario, Canada, in April 2015. On May 4, 2022, following the acquisition of Noront by Wyloo Metals Pty Ltd., the Company received $42.7 million as full repayment of the loan.